                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21437

Exact Name of Registrant
(as specified in charter): Cohen & Steers Select Utility Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments



--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                         DIVIDEND
                                                  OF SHARES        VALUE          YIELD(a)
                                                 -----------   --------------   ------------
  COMMON STOCK                         117.15%(b)
    UTILITIES                          117.15%
       ELECTRIC -- INTEGRATED           88.78%
         Ameren Corp. .........................    1,585,000   $   73,147,750       5.50%
         American Electric Power Co. ..........      409,000       13,071,640       4.38
         Cinergy Corp. ........................    1,871,000       74,091,600       4.75
         DTE Energy Co. .......................      965,900       40,751,321       4.88
         Dominion Resources....................      462,000       30,145,500       3.95
         Duke Energy Corp. ....................    2,367,800       54,198,942       4.81
         Entergy Corp. ........................      736,750       44,654,418       2.97
         Exelon Corp. .........................    1,232,464       45,219,104       3.33
         FirstEnergy Corp. ....................      965,100       39,646,308       3.65
         FPL Group.............................      200,300       13,684,496       3.98
         Hawaiian Electric Industries..........    1,293,500       34,329,490       4.67
         NiSource..............................      573,000       12,038,730       4.38
         PPL Corp..............................      387,000       18,258,660       3.48
         Pinnacle West Capital Corp. ..........    1,109,000       46,023,500       4.34
         Progress Energy.......................      784,850       33,230,549       5.43
         Public Service Enterprise Group.......      850,500       36,231,300       5.16
         Puget Energy..........................      557,000       12,643,900       4.41
         SCANA Corp. ..........................      112,000        4,182,080       3.91
         Scottish Power plc (ADR)(c)...........      342,000       10,547,280       4.15
         Southern Co. .........................    2,536,000       76,029,280       4.77
         TXU Corp. ............................      495,000       23,720,400       1.04
         Xcel Energy...........................    2,230,000       38,623,600       4.79
                                                               --------------
                                                                  774,469,848
                                                               --------------
       ELECTRIC -- DISTRIBUTION         13.30%
         Consolidated Edison...................    1,248,900       52,503,756       5.38
         Energy East Corp. ....................      181,000        4,557,580       4.13
         National Grid Transco plc (ADR)(c)....      132,900        5,692,107       4.97
         NSTAR.................................      197,000        9,672,700       4.52
         Pepco Holdings........................    2,189,000       43,561,100       5.03
                                                               --------------
                                                                  115,987,243
                                                               --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.
(c) (ADR) American Depository Receipt.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                         DIVIDEND
                                                  OF SHARES        VALUE           YIELD
                                                 -----------   --------------   ------------
       GAS -- DISTRIBUTION               3.68%
         AGL Resources.........................      191,000   $    5,877,070       3.77%
         Atmos Energy Corp. ...................      460,500       11,599,995       4.84
         Vectren Corp. ........................      579,867       14,601,051       4.53
                                                               --------------
                                                                   32,078,116
                                                               --------------
       GAS -- INTEGRATED                11.39%
         Equitable Resources...................      810,300       44,007,393       2.80
         KeySpan Corp. ........................    1,220,000       47,824,000       4.54
         Sempra Energy.........................      208,000        7,527,520       2.76
                                                               --------------
                                                                   99,358,913
                                                               --------------
         TOTAL UTILITIES.......................                 1,021,894,120
                                                               --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $971,706,113)..........                 1,021,894,120
                                                               --------------
  PREFERRED SECURITIES -- $25 PAR VALUE 21.91%
    AGRICULTURAL CHEMICALS               0.05%
         Agrium, 8.00% (COPrS)(a)..............       16,700          421,508       7.92
                                                               --------------
    BANK                                 0.61%
         Chevy Chase Bank, 8.00%, Series C.....       87,100        2,377,830       7.33
         First Republic Bank, 6.70% Series A...      118,700        2,973,435       6.71
                                                               --------------
                                                                    5,351,265
                                                               --------------
    BANK -- FOREIGN                      0.13%
         Northern Rock plc, 8.00%, Series A....       45,000        1,130,009       7.96
                                                               --------------
    INSURANCE                            0.12%
         RenaissanceRE Holdings Ltd., 6.08%,
            Series C...........................       46,100        1,087,038       6.45
                                                               --------------
    MEDIA                                0.66%
       CABLE TELEVISION                  0.53%
         Shaw Communications, 8.45%, Series A
            (COPrS)(a).........................       85,553        2,151,658       8.39
         Shaw Communications, 8.50%, Series B
            (COPrS)(a).........................       99,600        2,504,940       8.47
                                                               --------------
                                                                    4,656,598
                                                               --------------


-------------------

(a) (COPrS) Canadian Origin Preferred Securities

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                         DIVIDEND
                                                  OF SHARES        VALUE           YIELD
                                                 -----------   --------------   ------------
       DIVERSIFIED SERVICES              0.13%
         Liberty Media Corp., 8.75% (CBTCS)(a).       22,100   $      584,545       8.28%
         Liberty Media Corp., 8.75% (PPLUS)(b).       20,700          557,037       8.14
                                                               --------------
                                                                    1,141,582
                                                               --------------
         TOTAL MEDIA...........................                     5,798,180
                                                               --------------
    REAL ESTATE                         16.42%
       DIVERSIFIED                       2.54%
         Bedford Property Investors, 7.625%,
            Series B...........................      205,350        5,236,425       7.49
         Forest City Enterprises, 7.375%,
            Class A............................       80,000        2,011,200       7.32
         iStar Financial, 7.875%, Series E.....      270,700        6,818,933       7.82
         iStar Financial, 7.80%, Series F......      132,000        3,329,040       7.73
         iStar Financial, 7.50%, Series I......      112,740        2,795,952       7.58
         Lexington Corporate Properties Trust,
            8.05%, Series B....................       75,000        1,938,750       7.78
                                                               --------------
                                                                   22,130,300
                                                               --------------
       HEALTH CARE                       1.98%
         Health Care REIT, 7.875%, Series D....       72,550        1,838,417       7.77
         Health Care REIT, 7.625%, Series F....       60,000        1,485,000       7.72
         LTC Properties, 8.00%, Series F.......      547,713       13,922,864       7.87
                                                               --------------
                                                                   17,246,281
                                                               --------------
       HOTEL                             1.55%
         Ashford Hospitality Trust, 8.55%,
            Series A...........................      155,600        3,953,796       8.42
         Equity Inns, 8.75%, Series B..........       75,900        2,003,760       8.30
         Host Marriott Corp., 8.875%,
            Series E...........................      100,000        2,756,000       8.06
         Innkeepers USA, 8.00%, Series C.......      188,500        4,769,050       7.91
                                                               --------------
                                                                   13,482,606
                                                               --------------

-------------------
(a) (CBTCS) Corporate Backed Trust Certificates
(b) (PPLUS) Preferred Plus Trust

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                         DIVIDEND
                                                  OF SHARES        VALUE           YIELD
                                                 -----------   --------------   ------------
       OFFICE                            5.24%
         Alexandria Real Estate Equities,
            8.375%, Series C...................      514,000   $   13,492,500       7.96%
         Brandywine Realty Trust, 7.50%,
            Series C...........................       75,819        1,911,397       7.46
         Corporate Office Properties Trust,
            8.00%, Series G....................       38,486          981,393       7.84
         CRT Properties, 8.50%, Series A.......       35,335          931,077       8.08
         Highwoods Properties, 8.00%,
            Series B...........................       15,435          388,499       7.95
         Highwoods Properties, 8.00%,
            Series D...........................       20,558          512,922       8.02
         Maguire Properties, 7.625%,
            Series A...........................      495,326       12,333,617       7.67
         SL Green Realty Corp., 7.625%,
            Series C...........................      247,000        6,330,610       7.45
         SL Green Realty Corp., 7.875%,
            Series D...........................      347,333        8,856,992       7.73
                                                               --------------
                                                                   45,739,007
                                                               --------------
       OFFICE/INDUSTRIAL                 1.12%
         PS Business Parks, 7.00%, Series H....       75,700        1,854,650       7.14
         PS Business Parks, 6.875%, Series I...       54,950        1,305,063       7.24
         PS Business Parks, 7.95%, Series K....      252,000        6,583,500       7.68
                                                               --------------
                                                                    9,743,213
                                                               --------------
    SHOPPING CENTER                      2.65%
       COMMUNITY CENTER                  2.01%
         Cedar Shopping Centers, 8.875%,
            Series A...........................      260,000        6,825,000       8.46
         Developers Diversified Realty Corp.,
            7.375%,
            Series H...........................       25,000          637,750       7.21
         Developers Diversified Realty Corp.,
            7.50%,
            Series I...........................      301,200        7,641,444       7.41
         Kramont Realty Trust, 8.25%,
            Series E...........................       22,300          592,511       7.75
         Saul Centers, 8.00%, Series A.........       67,500        1,798,875       7.50
                                                               --------------
                                                                   17,495,580
                                                               --------------
       REGIONAL MALL                     0.64%
         CBL & Associates Properties, 7.75%,
            Series C...........................      126,931        3,326,862       7.40
         Mills Corp., 9.00%, Series C..........       43,300        1,190,749       8.18
         Mills Corp., 8.75%, Series E..........       40,700        1,098,900       8.11
                                                               --------------
                                                                    5,616,511
                                                               --------------
         TOTAL SHOPPING CENTER.................                    23,112,091
                                                               --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   NUMBER                         DIVIDEND
                                                  OF SHARES        VALUE           YIELD
                                                 -----------   --------------   ------------
       SPECIALTY                         1.34%
         Capital Automotive REIT, 6.75%........      125,000   $    3,038,750       6.95%
         Capital Automotive REIT, 7.50%,
            Series A...........................       95,102        2,415,591       7.40
         Capital Automotive REIT, 8.00%,
            Series B...........................      240,400        6,225,158       7.72
                                                               --------------
                                                                   11,679,499
                                                               --------------
              TOTAL REAL ESTATE................                   143,132,997
                                                               --------------
    UTILITIES                            3.92%
       ELECTRIC -- INTEGRATED            3.23%
         EIX Trust I, 7.875%, Series A.........      566,825       14,289,658       7.81
         Pacific Gas and Electric Co., 6.57%...      240,833        6,177,366       6.39
         Pacific Gas and Electric Co., 7.04%...       25,600          660,480       6.82
         Southern California Edison Co., 7.23%,
            Series A...........................       70,000        7,087,500       7.14
                                                               --------------
                                                                   28,215,004
                                                               --------------
       GAS -- DISTRIBUTION               0.69%
         Southern Union Co., 7.55%, Series C...      222,500        5,994,150       7.02
                                                               --------------
         TOTAL UTILITIES.......................                    34,209,154
                                                               --------------
              TOTAL PREFERRED SECURITIES -- $25
                PAR VALUE
                (Identified
                cost -- $185,251,378)..........                   191,130,151
                                                               --------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                 -----------
  PREFERRED SECURITIES -- CAPITAL TRUST  4.96%
    DIVERSIFIED FINANCIAL SERVICES       1.72%
         Old Mutual Capital Funding, 8.00%,
            due 5/29/49 (Eurobond).............  $14,600,000       15,015,399       7.78
                                                               --------------
    ELECTRIC -- INTEGRATED               1.51%
         DPL Capital Trust II, 8.125%, due
            9/1/31.............................    3,000,000        3,127,500       7.80
         Duquesne Light Co., 6.50% Series H....      194,900       10,086,075       6.31
                                                               --------------
                                                                   13,213,575
                                                               --------------
    FOOD -- DAIRY PRODUCTS               0.81%
         Dairy Farmers of America, 7.875%,
            144A(a)............................       70,000        7,037,156       7.84
                                                               --------------


-------------------

(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  PRINCIPAL                       DIVIDEND
                                                   AMOUNT          VALUE           YIELD
                                                 -----------   --------------   ------------
    INSURANCE -- MULTI-LINE              0.92%
         AFC Capital Trust I, 8.207%, due
            2/3/27, Series B...................  $ 8,000,000   $    8,000,000       8.21%
                                                               --------------
              TOTAL PREFERRED
                SECURITIES -- CAPITAL TRUST
                (Identified cost --
                $43,339,749)...................                    43,266,130
                                                               --------------
CORPORATE BOND                           4.15%
  AUTOMOTIVE                             1.91%
         Ford Motor Co., 9.215%, due 9/15/21...    5,000,000        5,676,440
         General Motors Acceptance Corp.,
            8.00%, due 11/1/31.................    5,000,000        5,189,540
         General Motors Corp., 9.40%, due
            7/15/21............................    5,000,000        5,743,010
                                                               --------------
                                                                   16,608,990
                                                               --------------
  CABLE TELEVISION                       1.40%
         Cablevision Systems New York Group,
            8.00%, due 4/15/12, 144A...........    4,500,000        4,725,000
         CSC Holdings, 7.875%, due 2/15/18.....    2,500,000        2,593,750
         Rogers Cable, 8.75%, due 5/01/32......    4,500,000        4,927,500
                                                               --------------
                                                                   12,246,250
                                                               --------------
  INSURANCE                              0.84%
         Liberty Mutual Insurance, 7.697%,
            due 10/15/97.......................    7,000,000        7,324,842
                                                               --------------
              TOTAL CORPORATE BOND
                (Identified cost --
                $35,522,407) ..................                    36,180,082
                                                               --------------
COMMERCIAL PAPER                         0.86%
         UBS Finance Del LLC, 1.40%, due
            10/01/04 (Identified cost --
            $7,519,000)........................    7,519,000        7,519,000
                                                               --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,243,338,647) ............. 149.03%                 1,299,989,483(a)
LIABILITIES IN EXCESS OF OTHER
  ASSETS .............................. (0.31)%                    (2,717,681)
LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES:
  SERIES M7, SERIES T7, SERIES W7, SERIES TH28,
  SERIES F7 (Equivalent to $25,000 per share
  based on 3,400 shares outstanding per
  class) ............................. (48.72)%                  (425,000,000)
                                       -------                 --------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $20.14 per share based on
  43,320,750 shares of capital stock
  outstanding) ........................ 100.00%                $  872,271,802
                                       -------                 --------------
                                       -------                 --------------

-------------------

(a) At September 30, 2004, net unrealized appreciation was $56,650,836 based on cost for federal income tax purposes of $1,243,338,647. This consisted of aggregate gross unrealized appreciation on investments of $61,062,742 and aggregated gross unrealized depreciation on investments of $4,411,906.

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                    COHEN & STEERS SELECT UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. Details of the swaps at September 30, 2004 are as follows:

                                                                                                    UNREALIZED
                                    NOTIONAL                 FLOATING RATE(a)                      APPRECIATION/
          COUNTERPARTY               AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE   (DEPRECIATION)
---------------------------------  -----------  ----------   ---------------   ----------------   --------------
Merrill Lynch Derivative Products
  AG.............................  $40,000,000   3.8225%        1.65000%         June 1, 2008      $  (659,229)
Merrill Lynch Derivative Products
  AG.............................  $35,000,000   4.0850%        1.84000%         May 27, 2009         (689,700)
Merrill Lynch Derivative Products
  AG.............................  $40,000,000   3.9950%        1.69625%         July 7, 2009         (653,178)
Royal Bank of Canada.............  $35,000,000   3.8900%        1.81125%         May 19, 2008         (637,605)
Royal Bank of Canada.............  $30,000,000   4.0775%        1.65000%         June 1, 2009         (657,486)
UBS AG...........................  $32,500,000   3.9775%        1.78750%        June 17, 2008         (688,617)
                                                                                                   -----------
                                                                                                   $(3,985,815)
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       8

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                       By:  /s/ Martin Cohen
    --------------------------------                ---------------------------------------
        Name: Robert H. Steers                      Name: Martin Cohen
        Title: Chairman, Secretary and              Title: President, Treasurer
                and principal executive officer             and principal financial officer

        Date: November 29, 2004

                                      10